Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - Defined Benefit Plan Assets [Member] - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	₱ 13,417	₱ 13,316
Current Financial Assets	559	512
Plan Assets of Defined Benefit Pension Plans	14,143	13,985
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Less: Employee’s share, forfeitures and mandatory reserve account	1,598	1,526
Total Plan Assets of Defined Contribution Plans	4,245	4,053
Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,532	5,295
Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,843	5,579
Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	13,976	13,828
Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	167	157
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10,502	10,774
Shares of Stocks [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,288	1,983
Corporate Bonds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	317	303
Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	306	252
Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	4	4
Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	459	409
Cash and Cash Equivalent [member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	311	284
Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	100	103
Receivables [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	311	284
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,479	2,655
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	813	738
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,042	854
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	306	295
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 892	₱ 753